Financial Instruments - Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives (Level 3) (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Index	Dec. 31, 2016 GBP (£) Index
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Fair value	£ 61,446	£ 68,207
Property Related Options and Forwards [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
HPI spot rate index level | Index		702
Equity and Credit Contracts [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Fair value	£ 31	£ 36
Assumption description	HPI Forward growth rate HPI Spot rate	HPI Forward growth rate HPI Spot rate
Shift	1.00%	1.00%
Favourable changes	£ 10	£ 11
Unfavourable changes	£ (10)	£ (11)
Equity and Credit Contracts [member] | Reversionary Property Securities [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 8	£ 9
Unfavourable changes	£ (8)	£ (9)
HPI spot rate index level | Index	773	748
Debt Securities [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Fair value	£ 5	£ 21
Assumption description	HPI Forward growth rate HPI Spot rate	HPI Forward growth rate HPI Spot rate
Shift	1.00%	1.00%
Favourable changes	£ 1	£ 1
Unfavourable changes	£ (1)	£ (1)
Debt Securities [Member] | Reversionary Property Securities [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
HPI spot rate index level | Index	773	748
Debt Securities [Member] | Property Related Options and Forwards [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 2	£ 1
Unfavourable changes		(1)
HPI spot rate index level | Index	727
Interest Rate Contracts [member] | Bermudan Swaptions [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Fair value	£ 6	£ 7
Assumption description	Mean reversion	Mean reversion
Shift	(2.00%)	(2.00%)
Favourable changes	£ 1	£ 1
Unfavourable changes	(1)	(1)
Credit Contracts [Member] | Credit Default Swaps [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Fair value		£ 5
Assumption description		Probability of default
Shift		20.00%
Favourable changes		£ 1
Unfavourable changes		(1)
Fair Value Through P&L [Member] | Debt Securities [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Fair value	£ 176	£ 201
Assumption description	HPI Forward growth rate HPI Spot rate	HPI Forward growth rate HPI Spot rate
Shift	1.00%	1.00%
Favourable changes	£ 3	£ 12
Unfavourable changes	£ (3)	£ (12)
Fair Value Through P&L [Member] | Debt Securities [Member] | Reversionary Property Securities [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 11	£ 18
Unfavourable changes	(11)	(18)
Fair Value Through P&L [Member] | Loans and Advances to Customers [member] | Roll-up Mortgage Portfolio [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Fair value	£ 64	£ 63
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 2	£ 2
Unfavourable changes	(2)	(2)
Available-for-Sale [member] | Equity Securities [member] | Unlisted Equity Shares [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Fair value	£ 53	£ 32
Assumption description	Contingent litigation risk	Contingent litigation risk
Shift	20.00%	20.00%
Favourable changes	£ 6	£ 7
Unfavourable changes	(6)	(7)
Equity Securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Fair value	£ (43)	£ (42)
Assumption description	HPI Forward growth rate HPI Spot rate	HPI Forward growth rate HPI Spot rate
Shift	1.00%	1.00%
Favourable changes	£ 3	£ 4
Unfavourable changes	£ (3)	£ (4)
Property Related Options and Forwards [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
HPI spot rate index level | Index	727	702
Property Related Options and Forwards [Member] | Equity Securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 7	£ 8
Unfavourable changes	(8)	(9)
Bermudan Swaptions [member] | Interest Rate Contracts [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Fair value	£ (1)	£ (2)
Assumption description	Mean reversion	Mean reversion
Shift	(2.00%)	(2.00%)
Favourable changes	£ 1	£ 1
Unfavourable changes	£ (1)	£ (1)
Bottom of Range [member] | Equity and Credit Contracts [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	0.00%	0.00%
Bottom of Range [member] | Debt Securities [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	0.00%	0.00%
Bottom of Range [member] | Interest Rate Contracts [member] | Bermudan Swaptions [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	(2.00%)	(2.00%)
Bottom of Range [member] | Credit Contracts [Member] | Credit Default Swaps [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value		0.00%
Bottom of Range [member] | Fair Value Through P&L [Member] | Debt Securities [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	0.00%	0.00%
Bottom of Range [member] | Fair Value Through P&L [Member] | Loans and Advances to Customers [member] | Roll-up Mortgage Portfolio [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	0.00%	0.00%
Bottom of Range [member] | Available-for-Sale [member] | Equity Securities [member] | Unlisted Equity Shares [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	0.00%	0.00%
Bottom of Range [member] | Equity Securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	0.00%	0.00%
Bottom of Range [member] | Bermudan Swaptions [member] | Interest Rate Contracts [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	(2.00%)	(2.00%)
Top of Range [member] | Equity and Credit Contracts [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Top of Range [member] | Debt Securities [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Top of Range [member] | Interest Rate Contracts [member] | Bermudan Swaptions [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	2.00%	2.00%
Top of Range [member] | Credit Contracts [Member] | Credit Default Swaps [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value		5.00%
Top of Range [member] | Fair Value Through P&L [Member] | Debt Securities [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Top of Range [member] | Fair Value Through P&L [Member] | Loans and Advances to Customers [member] | Roll-up Mortgage Portfolio [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Top of Range [member] | Available-for-Sale [member] | Equity Securities [member] | Unlisted Equity Shares [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	100.00%	100.00%
Top of Range [member] | Equity Securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Top of Range [member] | Bermudan Swaptions [member] | Interest Rate Contracts [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	2.00%	2.00%
Weighted average [member] | Equity and Credit Contracts [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	2.42%	2.79%
Weighted average [member] | Debt Securities [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	2.32%	2.71%
Weighted average [member] | Interest Rate Contracts [member] | Bermudan Swaptions [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	0.00%	0.00%
Weighted average [member] | Credit Contracts [Member] | Credit Default Swaps [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value		0.39%
Weighted average [member] | Fair Value Through P&L [Member] | Debt Securities [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	2.42%	2.79%
Weighted average [member] | Fair Value Through P&L [Member] | Loans and Advances to Customers [member] | Roll-up Mortgage Portfolio [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	2.57%	2.84%
Weighted average [member] | Available-for-Sale [member] | Equity Securities [member] | Unlisted Equity Shares [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	35.00%	48.00%
Weighted average [member] | Equity Securities [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	2.32%	2.71%
Weighted average [member] | Bermudan Swaptions [member] | Interest Rate Contracts [member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [Line Items]
Assumption value	0.00%	0.00%